Organization and Principal Activities	12 Months Ended
Dec. 31, 2023
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

MultiMetaVerse Holdings Limited (formerly known as Model Performance Mini Corp., the “Company” or “MMV”) was incorporated as a British Virgin Islands business company on July 13, 2021.

The Company was formed to facilitate the merger (the “Business Combination”) between Model Performance Acquisition Corp., a special purpose acquisition company with its securities traded on the Nasdaq Stock Market (“MPAC”), and MultiMetaVerse Inc., a Cayman Islands exempted company (“Legacy MMV”) pursuant to a merger agreement dated August 6, 2021 (as amended on January 6 and September 29, 2022, the “Merger Agreement”), and the public listing of Legacy MMV. The Business Combination was consummated on January 4, 2023 (the “Closing Date”), and the Company started trading on the Nasdaq under the ticker “MMV” on January 5, 2023.

Upon the consummation of the Business Combination, the Company, through its consolidated subsidiaries, variable interest entity (“VIE”, being Shanghai Jupiter Creative Design Co., Ltd., or “Shanghai Jupiter”) and VIE’s subsidiaries (collectively, the “Group”) primarily engages in the development and publishing of animation and mobile games, and the sale of merchandise in the People’s Republic of China (“PRC” or “China”).

As of December 31, 2023, the Company’s major subsidiaries, consolidated VIE and VIE’s subsidiaries are as follows:

Name	Date of Incorporation	Percentage of effective ownership	Principal Activities

Major subsidiaries
MultiMetaVerse Inc., or Legacy MMV	March 18, 2021	100%	Investing holding company
MultiMetaVerse HK Ltd (“MMV HK”)	March 30, 2021	100%	Investing holding company
Shanghai Mi Ting Culture and Creativity Co., Ltd. (Wholly Foreign-owned Enterprise “WFOE”)	April 14, 2021	100%	WFOE, a holding company
Beijing Mi Ting Technology Co., Ltd	November 23, 2021	100%	Game development
VIE and major subsidiaries of VIE
Shanghai Jupiter Creative Design Co., Ltd. (“Shanghai Jupiter” or “VIE”)	February 6, 2015	VIE	Game development and operation, animation design and production, technical service, merchandise sale
Shanghai Cai Huan Network Technology Co., Ltd	May 26, 2016	100%	Merchandise sale
Shanghai Hui Zhi Ren Culture and Creativity Co., Ltd.	June 17, 2019	60%	Creative service, animation and graphic design

Reverse Recapitalization

On the Closing Date, the Company consummated the Business Combination pursuant to the Merger Agreement, where the Company acquired 100% of the issued and outstanding ordinary shares of Legacy MMV at a consideration of 30,000,000 newly issued ordinary shares of the Company. The Business Combination was effected in the following two steps: (i) MPAC reincorporated to the British Virgin Islands by merging with and into the Company, with the Company remaining as the surviving publicly traded entity (the “Reincorporation Merger”); and (ii) Model Performance Mini Sub Corp., a Cayman Islands exempted company and wholly-owned subsidiary of the Company, merged with and into Legacy MMV resulting in Legacy MMV being a wholly-owned subsidiary of the Company (the “Acquisition Merger”). Upon the completion of the Business Combination, the Company changed its name from “Model Performance Mini Corp.” to “MultiMetaVerse Holdings Limited”.

Based on the following factors, Legacy MMV was determined to be the accounting acquirer and the Business Combination was accounted for as a “reverse recapitalization”, which is equivalent to the issuance of shares by Legacy MMV for the net assets of the Company after Reincorporation Merger:

●	Legacy MMV’s former shareholders hold a majority ownership interest in the Company;

●	Legacy MMV’s former shareholders have the right to nominate, appoint and remove the majority of the members on the board of directors of the Company;

●	Legacy MMV’s existing senior management team comprise senior management of the Company;

●	Legacy MMV is the larger entity in terms of substantive operations and employee base; and

●	Legacy MMV’s operations comprise the ongoing operations of the Company.

Under this method of accounting, Legacy MMV is determined as the predecessor and the historical financial statements of Legacy MMV became the Company’s historical financial statements, with retrospective adjustments to give effect of the reverse recapitalization. The equity is restated using the exchange ratio of 0.2145 established in the reverse recapitalization transaction, which is 30,000,000 divided by 139,829,193 (the number of shares of Legacy MMV issued and outstanding prior to the Business Combination), to reflect the equity structure of the Company. Loss per share is retrospectively restated using the historical weighted-average number of ordinary shares outstanding multiplied by the exchange ratio. MPAC’s assets and liabilities were consolidated with those of the Company on the Closing Date. The net liabilities of MPAC, as well as assumed transaction costs related to the Business Combination, were recognized at their carrying value immediately prior to the Closing Date with no goodwill or other intangible assets recorded and were as follows, net of transaction costs.

The ordinary share value was adjusted to $nil to reflect the zero par value of the ordinary shares of the Company, and the subscription receivable was adjusted to be part of additional paid-in capital retrospectively. The consolidated statement of changes in shareholders’ deficit for the years ended December 31, 2021 and 2022 were also adjusted retrospectively to reflect these changes. The weighted average number of ordinary shares outstanding used in computing net loss per ordinary share — basic and diluted was adjusted retrospectively from 139,829,193 to 30,000,000 for the years ended December 31, 2021 and 2022. The loss per share before and after the retrospective adjustments are as follows.

	For the years ended December 31, 2021
	Before	After
	adjustment	adjustment
Net loss per share attributable to shareholders of the Company
- Basic	(0.23)	(1.07)
- Diluted	(0.23)	(1.07)
Weighted average shares used in calculating net loss per share
- Basic	139,829,193	30,000,000
- Diluted	139,829,193	30,000,000

	For the years ended December 31, 2022
	Before	After
	adjustment	adjustment
Net loss per share attributable to shareholders of the Company
- Basic	(0.09)	(0.42)
- Diluted	(0.09)	(0.42)
Weighted average shares used in calculating net loss per share
- Basic	139,829,193	30,000,000
- Diluted	139,829,193	30,000,000

Reorganization

Prior to the Business Combination, Legacy MMV undertook a reorganization (the “Reorganization”) and became the ultimate holding company of MMV HK, WFOE, and Shanghai Jupiter, which were all controlled by the same shareholders before and after the Reorganization. Effective on May 8, 2021, shareholders of Shanghai Jupiter and WFOE entered into a series of contractual agreements (“VIE Agreements”) with which the Company became the beneficiary owner of VIE and its subsidiaries. In March 2021, July 2021 and December 2022, the Company issued an aggregate of 139,829,193 ordinary shares to all VIE’s then existing shareholders and certain shareholders of VIE’s then existing shareholders at par value, to reflect the equity interest they held in the VIE. Through the Reorganization, Legacy MMV’s business continued to be carried out by the VIE and VIE’s subsidiaries without changes in control. The VIE Agreements are summarized as below.

The VIE Agreements

The PRC government regulates the telecommunications and internet industry, including Internet Content Provider (“ICP”) services and online games, through strict business licensing requirements and other government regulations. These laws and regulations also restrict foreign ownership in Chinese companies providing Internet or telecommunications value-added services. To comply with Chinese laws and regulations, the Group conducts its regulated activities in PRC through its VIE, Shanghai Jupiter.

WFOE has entered into the following contractual arrangements with Shanghai Jupiter and four of its shareholders, whom together hold 100% equity interest in Shanghai Jupiter, that enable the Group to (i) have power to direct the activities that most significantly affects the economic performance of VIEs, (ii) be contractually obligated to absorb losses of the VIE that could potentially be significant to the VIE, and (iii) be entitled to receive benefits from the VIE that could potentially be significant to the VIE. The Company is fully and exclusively responsible for the management of Shanghai Jupiter and its subsidiaries, absorbs all risk of losses of Shanghai Jupiter and its subsidiaries and has the exclusive right to exercise all voting rights of Shanghai Jupiter’s shareholders. Therefore, the Company, through its wholly owned subsidiaries Legacy MMV, MMV HK and WFOE, has been determined to be the primary beneficiary of Shanghai Jupiter and its subsidiaries and has consolidated Shanghai Jupiter’s and its subsidiaries’ assets, liabilities, results of operations, and cash flows in the accompanying consolidated financial statements.

Immediately before and after Reorganization, Legacy MMV together with its wholly owned subsidiary MMV HK and WFOE and its VIE were effectively controlled by the same shareholders; therefore, the Reorganization was accounted for as a reverse recapitalization. The accompanying consolidated financial statements have been prepared as if the current corporate structure has been in existence throughout the periods presented. The consolidation of the Company, its subsidiaries, VIE and VIE’s subsidiaries has been accounted for at historical cost as of the beginning of the first period presented in the accompanying financial statements.

Exclusive Call Option Agreement

Pursuant to the Exclusive Call Option Agreement among WFOE, Shanghai Jupiter and its shareholders, the shareholders irrevocably granted WFOE or any third party designated by WFOE an option to purchase all or part of their equity interests in Shanghai Jupiter at any time at a price determined at WFOE’s discretion. According to the Exclusive Call Option Agreement, the purchase price to be paid by the Company to each shareholder of Shanghai Jupiter will be the minimum price permitted by applicable PRC Law at the time when such share transfer occurs.

Without WFOE’s prior written consent, the shareholders and Shanghai Jupiter agreed not to, among other things: set encumbrance on, transfer all or part of, or dispose of the equity interests; amend the articles of association of Shanghai Jupiter; change the registered capital of Shanghai Jupiter or holding structure; change Shanghai Jupiter’s business activities; sell, assign, mortgage or dispose of any legal or beneficial rights to or in any of Shanghai Jupiter’s assets, business, or revenue; incur, assume or guarantee any debts; enter into any material contract; extend any loan or credit to any party, or provide any guarantee or assume any obligation of any party; merge or consolidate with any third party or acquire or invest in any third party; or distribute dividends. The shareholders and Shanghai Jupiter agreed to manage business and handle financial and commercial affairs prudently and in accordance with relevant laws and codes of practice. This Agreement will continue with full force and effect until the earlier of the date on which WFOE has acquired all the equity interests in Shanghai Jupiter, or this Agreement is terminated by the mutual written consent.

Technical Consultation and Service Agreement

On May 8, 2021, WFOE entered into a Technical Consultation and Service Agreement with Shanghai Jupiter to enable WFOE to engage in certain Shanghai Jupiter’s business in accordance with applicable laws. Under this Agreement, WFOE has agreed to provide the following services (“Services”) to Shanghai Jupiter: (1) the provision of technical support and marketing services, including, but not limited to consultancy, animation design and production, and cultural exchange activities; (2) the provision of services related to the transfer, leasing and disposal of equipment or assets; (3) the development, maintenance and updates of computer system, hardware and database; (4) the licensing of intellectual property legally owned by WFOE; and (5) the development of application software and related updates and operational support. Shanghai Jupiter has agreed to pay fees up to its and its subsidiaries’ after-tax profit to the WFOE as consideration for the Services. The term of the Services provided by WFOE shall be 20 years from the effective date of May 8, 2021, and will be automatically extended after the expiration until when terminated in writing by WFOE.

Proxy Agreement

On May 8, 2021, each shareholder of Shanghai Jupiter, signed Proxy Agreement to irrevocably entrust WFOE or any person(s) designated by WFOE to act as its attorney-in-fact to exercise any and all of its rights as a shareholder of Shanghai Jupiter, including, but not limited to, the right to convene, attend and present the shareholders’ meetings, vote, sign and perform as a shareholder; transfer, pledge or dispose of all the equity interest of Shanghai Jupiter held by the shareholder; collect the dividend, and participate in litigation procedures. This agreement is effective and irrevocable until all of each shareholder’s equity interest in Shanghai Jupiter has been transferred to Shanghai Jupiter or the person(s) designated by WFOE.

Equity Interest Pledge Agreement

Under the Equity Interest Pledge Agreement signed May 8, 2021 by and among WFOE and each shareholder of Shanghai Jupiter, the shareholders of Shanghai Jupiter have agreed to pledge 100% equity interest in Shanghai Jupiter to WFOE to guarantee the performance obligations of Shanghai Jupiter under the Technical Consultation and Service Agreement, and the performance obligations of each shareholder under the Exclusive Call Option Agreement. If Shanghai Jupiter or its shareholders breach their contractual obligations under these agreements, WFOE, as pledgee, will have the right to exercise the Pledge. The shareholders also agreed that, without prior written consent of WFOE, they will not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests. The pledge of equity interests in Shanghai Jupiter has been registered with the relevant office of the State Administration for Industry and Commerce in accordance with the PRC Property Rights Law.

Risks in relation to restrictions in provision of online game services to minors in China

The PRC government has significant oversight and discretion over the conduct of our business and may intervene or influence our operations as the government deems appropriate to further regulatory, political and societal goals.

On August 20, 2021, the Standing Committee of the PRC National People’s Congress promulgated Personal Data Protection Law, which requires, among other things, the data operator to obtain the consent of the minor’s parents or other guardians process the personal data of minors under the age of 14 (“-14 minors”). The Personal Data Protection Law became effective on November 1, 2021, which essentially demand the online game service provider, who are mandatory obliged to collect and process users’ identification information, to obtain the consent of -14 minors’ guardians when such -14 minors register for online games. MMV cannot rule out the possibility that certain -14 minors’ guardians would refuse or fail to give such consent under Personal Data Protection Law which would result in adverse effect on MMV user growth.

On August 30, 2021, the National Press and Publication Administration (“NPPA”) released Notice on Further Strict Management and Practically Preventing Minors from Indulging in Online Games (the “Notice”), requiring that, among other things, companies that engage in the online games business may only offer people under the age of 18 access to online games from 8 pm to 9 pm on Fridays, weekends and official holidays, with no access permitted at other times. The Notice became effective on September 1, 2021. The enforcement of the Notice imposes significant restrictions over the provision of online gaming services to minors.

MMV cannot predict the effect of future developments in the PRC legal system, particularly with regard to internet-related industries, including the promulgation of new laws, changes to existing laws or the interpretation or enforcement thereof, or the preemption of local regulations by national laws. Such unpredictability towards its contractual, property (including intellectual property) and procedural rights could adversely affect its business and impede its ability to continue its operations.

Risks in relation to the VIE structure

The Company believes that the contractual arrangements with its VIE and their respective shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could, among others:

●	revoking the business licenses and/or operating licenses of the Group;

●	discontinuing or placing restrictions or onerous conditions on the operations;

●	imposing fines, confiscating the income from WFOE or the VIE, or imposing other requirements with which the Group may not be able to comply;

●	requiring the Group to restructure the ownership structure or operations, including terminating the contractual arrangements with the VIE and deregistering the equity pledges of the VIE, which in turn would affect our ability to consolidate, derive economic interests from, or exert effective control over the VIE, or imposing restrictions on the Group’s right to collect revenues;

●	imposing additional conditions or requirements with which the Group may not be able to comply;

●	requiring the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate our businesses, staff and assets; or

●	restricting or prohibiting the Group’s use of the proceeds of overseas offering to finance the business and operations in China.

Group’s ability to conduct its business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Group may not be able to consolidate its VIE in its consolidated financial statements as it may lose the ability to exert effective control over the VIE and their respective shareholders and it may lose the ability to receive economic benefits from the VIE. The Group, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiaries and VIE.

The interests of the shareholders of VIE may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing VIE not to pay the service fees when required to do so. The Company cannot assure that when conflicts of interest arise, shareholders of VIE will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. The Company believes the shareholders of VIE will not act contrary to any of the contractual arrangements and the exclusive option agreements provide the Company with a mechanism to remove the current shareholders of VIE should they act to the detriment of the Company. The Company relies on certain current shareholders of VIE to fulfill their fiduciary duties and abide by laws of the PRC and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and the shareholders of VIE, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

As of December 31, 2022 and 2023, there were no pledge or collateralization of the VIE’s assets that can only be used to settle obligations of the VIE, except for registered capital and the PRC statutory reserves of the VIE, amounting to $44,519,894 and $44,519,894 as of December 31, 2022 and 2023, respectively. The creditors of the VIE’s third party liabilities did not have recourse to the general credit of MMV in normal course of business. MMV has not provided any financial support to VIE for the years ended December 31, 2022 and 2023.

The following combined financial information of the VIE and its subsidiaries was included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,
	2022	2023
Assets
Current assets:
Cash and cash equivalents	$583,793	$1,448,403
Amounts due from related parties	4,850,109	6,629,008
Other current assets	2,022,671	1,251,801
Total current assets	$7,456,573	9,329,212
Non-current assets	915,064	313,197
TOTAL ASSETS	$8,371,637	$9,642,409

Current liabilities:
Amounts due to related parties, current portion	$1,095,372	$336,252
Other current liabilities	2,976,159	3,560,887
Total current liabilities	4,071,531	3,897,139
Amounts due to related parties, non-current portion	12,676,811	15,305,701
Other non-current liabilities	560,796	499,622
TOTAL LIABILITIES	17,309,138	19,702,462
Shareholders’ deficit	(8,937,501)	(10,060,053)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	$8,371,637	$9,642,409

	For the years ended December 31,
	2021	2022	2023
Net revenue	$10,481,737	$12,121,317	$9,321,338
Cost of revenue	(6,306,217)	(6,333,357)	(4,876,761)
Other operating expenses	(8,846,786)	(7,821,028)	(5,774,507)
Loss from operations	(4,671,266)	(2,033,068)	(1,329,930)
Other items	238,929	(128,580)	(51,480)
Net loss	$(4,432,337)	$(2,161,648)	$(1,381,410)

	For the years ended December 31,
	2021	2022	2023
Net cash used in operating activities	$(3,279,062)	$(336,986)	$734,667
Net cash used in investing activities	(1,018,101)	(3,944,313)	(28,135)
Net cash provided by financing activities	4,525,625	3,677,274	2,913,437